CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash	$ 134,088	$ 1,335	$ 7,673
Accounts receivable net of allowance of $12,646, $9,123 and $7,906	85,187	98,659	36,952
Inventory	62,767	67,995	$ 22,839
Loan to employee	30,000	30,000
Prepaid expense	193,937	76,664
Total current assets	505,979	274,653	$ 67,464
NON-CURRENT ASSETS
Property and equipment, net			461
Intangible assets, net			1,099,036
Total non-current assets			1,099,497
Total assets	505,979	$ 274,653	1,166,961
CURRENT LIABILITIES
Derivative liability	116,835		30,766
Accounts payable	57,117	$ 92,751	67,305
Deferred revenue	326,589	368,864	$ 380,397
Due to related party	1,675	20,740
Note payable - other	46,581	$ 86,294	$ 5,000
Loan payable
Credit line payable - related party		$ 388,000
Accrued expenses and other current liabilities	140,586	$ 126,697	$ 194,025
Convertible notes payable	428,865		25,908
Patent payable			2,500,000
Total current liabilities	1,118,248	$ 1,083,346	3,203,401
LONG-TERM LIABILITIES
Credit line payable - related party	397,500
Total liabilities	1,515,748	1,083,346	3,203,401
STOCKHOLDERS' DEFICIT
Common stock: $0.0001 par value; 400,000,000 shares authorized as of March 31, 2016 and 20,000,000 shares authorized as of June 30, 2015 and 2015; 7,598,676, 6,998,676, 5,623,679 shares issued and outstanding on December 31, 2015 June 30, 2015 and 2014, respectively	788	700	562
Additional paid-in capital	$ 12,757,165	12,576,891	$ 12,203,981
Stock to be issued		28,000
Accumulated deficit	$ (13,767,862)	(13,414,285)	$ (14,240,984)
Total stockholders' deficit	(1,009,769)	(808,693)	(2,036,440)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	505,979	$ 274,653	1,166,961
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Series A, Series B and Series C Convertible Preferred Stock	139
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Series A, Series B and Series C Convertible Preferred Stock	$ 1	$ 1	$ 1
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Series A, Series B and Series C Convertible Preferred Stock